Parent Company Information_Condensed Statements Of Cash Flows (Details) - KB Financial Group Inc. - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	₩ 553,425	₩ 590,132	₩ 243,425
Reconciliation of net income (loss) to net cash provided by operating activities
Other operating activities, net	16,718	5,588	304,444
Net cash inflow (outflow) from operating activities	570,143	595,720	547,869
Investing activities
Net payments from (to) subsidiaries	(1,413,932)	(1,684,021)	(90,000)
Other investing activities, net	21,376	(201,890)	(880,059)
Net cash outflow from investing activities	(1,392,556)	(1,885,911)	(970,059)
Financing activities
Net increase(decrease) in debts	(50,263)	350,000
Increases in debentures	1,836,114	1,975,742	1,017,752
Repayments of debentures	(149,669)	(150,000)
Cash dividends paid	(497,969)	(378,625)	(301,354)
Acquisition of treasury shares	(185,465)	(716,808)
Net cash inflow from financing activities	952,748	1,080,309	716,398
Net increase in cash held at bank susidiaries	130,335	(209,882)	294,208
Cash and cash equivalents subsidiaries at January 1	115,062	324,944	30,736
Cash and cash equivalents subsidiaries at December 31	₩ 245,397	₩ 115,062	₩ 324,944